Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Compensation

We have granted equity awards under our 2021 Plan to provide long-term incentive compensation opportunities intended to align the named executive officers’ interests with those of our shareholders, and to attract, retain and reward executive officers.

Our Compensation Committee administers our 2021 Plan. Historically, the Compensation Committee has granted restricted shares under our 2021 Plan but awards under our 2021 Plan also can be made in the form of performance shares, restricted share units, performance units, stock appreciation rights, stock options or stock awards. There is no set formula for the granting of equity awards to named executive officers. Other than for grants of equity awards to our CEO, the Compensation Committee typically considers recommendations from our CEO when considering decisions regarding the grant of equity awards to named executive officers. The Compensation Committee grants equity awards based on its subjective judgment and discretion, and may consider a number of criteria, including the relative rank of the named executive officer, total compensation levels, and the named executive officer’s historical and ongoing contributions to our success based on subjective criteria. Because the Compensation Committee and the CEO in their discretion consider such factors as they deem relevant in determining the named executive officer’s overall equity award, other factors may cause the award in any given year to differ from historical amounts.

We do not have any program, plan or obligation that requires us to grant equity awards on specific dates. We have not made equity grants in connection with the release or withholding of material, non-public information.

For 2024, the Compensation Committee approved a restricted share award for Mr. Matthew Crawford in the amount of 90,000 shares and restricted share awards for Messrs. Fogarty and Vilsack in the amounts of 22,000 shares each. These restricted share awards vest one-third each year over three years.

The Compensation Committee did not perform a formulaic qualitative or quantitative analysis, but instead used its subjective judgment and discretion in determining the amount of the equity awards. Restricted shares were used over stock options because restricted shares serve to reward and retain executives and foster stock ownership, while also minimizing the number of shares granted in aggregate, thereby reducing dilution. In exercising its judgment and discretion, the Compensation Committee was influenced by recommendations from our CEO and motivated by its desire to award each named executive officer equity value that it considered necessary to achieve the shareholder alignment and the attraction, retention and motivation objectives of our compensation program. The Compensation Committee’s review and consideration of each of the named executive officer’s equity grants were of a general nature, rather than identifying and focusing on each individual’s performance relative to specific tasks, projects or accomplishments, or distinguishable qualitative performance goals. The Compensation Committee did not otherwise take into account any specific performance, criteria or achievements relative to qualitative performance goals when making its equity compensation decisions for 2024. In granting the 2024 restricted share awards, the Compensation Committee also considered:

•total compensation levels for each named executive officer in 2022, 2023 and 2024;

•the overall financial performance of the Company for the prior year;

•the value provided by restricted shares versus stock options;

•the value and size of historical grants and the value created from such grants;

•the named executive officer’s current and expected future contributions to the Company; and

•the price of our Common Stock on the date of grant and shares available for grant under the 2021 Plan.

More information about equity awards granted in 2024 to our CEO and our other named executive officers is contained in the “2024 Grants of Plan-Based Awards Table.”